Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details)	Jun. 30, 2026	Feb. 24, 2026	Dec. 31, 2025	Sep. 04, 2025	Dec. 31, 2024	Dec. 18, 2024
Pre-Funded Warrant [Member] | Expected volatility [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	92.4	85.6			114.2	113.8
Pre-Funded Warrant [Member] | Risk-free interest rate [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	4.18	3.61			4.3	4.3
Pre-Funded Warrant [Member] | Expected dividend yield [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	0	0			0	0
Pre-Funded Warrant [Member] | Expected term (years) [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	4.66	5			5	5
Pre-Funded Warrant [Member] | Conversion price (U.S. dollars) [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	2.13	2.13			0.0001	0.0001
Pre-Funded Warrant [Member] | Fair value Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input					52,682	5,086
Warrant [Member] | Expected volatility [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input			93.7	87
Warrant [Member] | Risk-free interest rate [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input			3.7	3.65
Warrant [Member] | Expected dividend yield [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input			0	0
Warrant [Member] | Expected term (years) [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input			4.68	5
Warrant [Member] | Conversion price (U.S. dollars) [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input			5.405	5.405
Warrant [Member] | Underlying share price [Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	0.171	2.13	4.03	4.72
Warrant [Member] | Fair value Member]
Stockholders’ Equity - Schedule of Black-Scholes Option Pricing Model (Details) [Line Items]
Warrant and rights outstanding, measurement input	124,387	25,429	24,521	23,435